Submission	Oct. 28, 2026
Submission [Line Items]
Central Index Key	0002152623
Registrant Name	Navient Holdings, Inc.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES